Schedule of Short-term and Long-term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Senior Secured Convertible Debenture	$ 500
Debt Discount	(492)
Senior Secured Convertible Debenture, net	8
Paycheck Protection Program loan	1,000	1,900
Paycheck Protection Program loan 2	1,900
IPFS Insurance Premium Note Payable	18
Promissory notes			500
Total debt	2,926	1,900	500
Less current portion of long-term debt	(1,018)		(500)
Total long-term debt, net of current portion	$ 1,908	$ 1,900